Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenues	$ 7,398,278	$ 6,130,661	$ 13,995,397	$ 11,361,995	$ 23,216,423	$ 15,044,721
Costs and expenses
Cost of sales	6,847,450	5,646,291	12,982,785	10,715,074	21,845,574	15,218,234
General and administrative	1,805,734	2,369,026	3,294,764	4,565,672	9,087,223	15,543,145
Depreciation	264,368	277,608	540,891	550,695	1,108,186	1,769,621
Total operating expenses	8,917,552	8,292,925	16,818,440	15,831,441	32,040,983	32,531,000
Loss from operations	(1,519,274)	(2,162,264)	(2,823,043)	(4,469,446)	(8,824,560)	(17,486,279)
Other income (expense)
Interest income		14,461		22,621	34,327	84,603
Other income	60,450	(308,189)	124,250	(343,597)	64,800
Interest expense	(1,902,409)	(12,819)	(2,561,562)	(27,160)	(1,719,296)	(98,834)
Loss on sale of marketable debt securities – net					(27,160)	(5,255)
Total other income (expense) – net	(1,841,959)	(306,547)	(2,437,312)	(348,136)	(1,647,329)	(19,486)
Net loss	$ (3,361,233)	$ (2,468,811)	$ (5,260,355)	$ (4,817,582)	$ (10,471,889)	$ (17,505,765)
Earnings Per Share - Basic	$ (1.67)	$ (1.78)	$ (2.79)	$ (3.54)	$ (6.98)	$ (13.25)
Earnings Per Share - Diluted	$ (1.67)	$ (1.78)	$ (2.79)	$ (3.54)	$ (6.98)
Weighted Average Shares - Basic	2,007,608	1,387,796	1,886,233	1,362,638	1,501,215	1,320,594
Weighted Average Shares - Diluted	2,007,608	1,387,796	1,886,233	1,362,638	1,501,215	1,320,594
Comprehensive loss:
Change in fair value of debt securities						$ (39,517)
Total comprehensive loss:	(3,361,233)	(2,468,811)	(5,260,355)	(4,817,582)	(10,471,889)	(17,545,282)
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Revenues
Costs and expenses
General and administrative	1,077,441	900	1,633,831	142,742	89,506	10,000
Professional fees					397,665	1,808
Salaries and wages					209,106
Depreciation			9,596	1,118	9,992
Total operating expenses					706,269	11,808
Loss from operations	(1,077,441)	(900)	(1,633,831)	(142,742)	(706,269)	(11,808)
Other income (expense)
Interest income					234,085	1,556
Unrealized loss on marketable securities - related party			(170,088)
Interest expense	(910,120)		(1,583,750)	(4,935)	(123,855)	(3,463)
Total other income (expense) – net	(27,478)		113,036	4,344	110,230	(1,907)
Net loss	$ (1,104,919)	$ (900)	$ (1,520,795)	$ (138,398)	$ (596,039)	$ (13,715)
Earnings Per Share - Basic					$ (5.96)	$ (0.14)
Earnings Per Share - Diluted	$ (0.04)	$ (0.00)	$ (0.06)	$ (0.01)	$ (5.96)	$ (0.14)
Weighted Average Shares - Basic					100,000	100,000
Weighted Average Shares - Diluted	25,000,000	23,430,008	25,000,000	25,000,000	100,000	100,000
Next NRG Holding Corp [Member] | Related Party [Member]
Other income (expense)
Interest income	$ (25,362)		$ 462,647	$ 9,279
Investment income - related party	1,058,334		1,404,227
Unrealized loss on marketable securities - related party	$ (150,330)		(170,088)
Loss on sale of marketable debt securities – net			$ (170,089)